Segment Information - Summary of Long-lived Assets, Including Property and Equipment, Net and Operating Lease Right-of-use Assets, Within Geographic Areas (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Long-lived assets by geographic region:
Long-lived asets	$ 60,643	$ 26,504
United Kingdom [Member]
Long-lived assets by geographic region:
Long-lived asets	11,451	7,575
United States of America [Member]
Long-lived assets by geographic region:
Long-lived asets	29,123	6,768
Italy [Member]
Long-lived assets by geographic region:
Long-lived asets	12,248	4,243
Colombia [Member]
Long-lived assets by geographic region:
Long-lived asets	3,696	4,174
Bulgaria [Member]
Long-lived assets by geographic region:
Long-lived asets	1,547	2,223
Rest of the World [Member]
Long-lived assets by geographic region:
Long-lived asets	$ 2,578	$ 1,521